14. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 5,600,000
Net operating loss carryovers expiring	Dec. 31, 2033